Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash	$ 358,867	$ 598,787
Accounts Receivable, Net	6,241,768	5,739,205
Inventory	7,884,943	6,953,278
Prepaid Expenses and Other Assets	655,827	596,589
Income Tax Receivable		9,794
Total Current Assets	15,141,405	13,897,653
Property and Equipment, Net	9,172,703	11,668,859
Deferred Tax Asset		439,942
Total Assets	24,314,108	26,006,454
Current Liabilities
Accounts Payable	2,691,748	2,706,392
Accrued Expenses	683,397	814,600
Federal Income Tax Payable	169,582
Deferred Revenue	66,420	36,512
Line of Credit	6,763,863	6,263,863
Current Maturities of Debt Obligations	499,853	467,742
Current Maturities of Finance Lease Obligations	354,499	284,002
Total Current Liabilities	11,229,362	10,573,111
Long-Term Liabilities
Long-Term Debt Obligations	2,129,280	2,614,812
Long-Term Finance Lease Obligations	1,414,611	1,784,449
Total Long-Term Liabilities	3,543,891	4,399,261
Total Liabilities	14,773,253	14,972,372
Commitments and Contingencies
Stockholders’ Equity
Common Stock Value	3,692	3,669
Additional Paid-In Capital	2,677,181	2,377,204
Retained Earnings	6,859,982	8,653,209
Total Stockholders’ Equity	9,540,855	11,034,082
Total Liabilities and Stockholders’ Equity	24,314,108	26,006,454
Nonrelated Party [Member]
Current Liabilities
Current Maturities of Debt Obligations	93,358	467,742
Long-Term Liabilities
Long-Term Debt Obligations	860,548	2,614,812
Related Party [Member]
Current Liabilities
Current Maturities of Debt Obligations	406,495
Long-Term Liabilities
Long-Term Debt Obligations	$ 1,268,732